Related Party Transactions - Related party balances (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Related Party Transactions
Amounts due from related parties (i)	¥ 6,318,830	$ 916,144	¥ 4,250,155
Amounts due to related parties	1,676,391	243,054	1,963,007
Tencent Group
Related Party Transactions
Amounts due from related parties (i)	2,763,924	400,731	2,803,265
Amounts due to related parties	1,539,694	223,235	1,916,482
Ningbo Hexin Equity Investment Partnership
Related Party Transactions
Amounts due from related parties (i)	697,632	101,147	697,632
Shanghai Fufeitong
Related Party Transactions
Amounts due from related parties (i)	2,856,856	414,205	748,875
Amounts due to related parties	¥ 136,697	$ 19,819	¥ 46,525